Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2018 CAD ($)
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2020	$ 77
2021	78
2022	79
2023	81
2024 through to 2028	83
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2019	335
2020	343
2021	352
2022	360
2023	367
2024 through to 2028	1,915
Total estimated future benefit payments through to 2028	3,672
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2019	56
2020	57
2021	59
2022	60
2023	61
2024 through to 2028	324
Total estimated future benefit payments through to 2028	$ 617